Cover	Mar. 19, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 19, 2026
Entity Registrant Name	Firefly Aerospace Inc.
Central Index Key	0001860160
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42789
Entity Tax Identification Number	81-5194980
Entity Address, Address Line One	1320 Arrow Point Drive
Entity Address, Address Line Two	#109
Entity Address, City or Town	Cedar Park
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78613
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
City Area Code	512
Local Phone Number	893-5570
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	FLY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false